FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	13 Months Ended	23 Months Ended
	Mar. 01, 2017	Mar. 31, 2017	Mar. 23, 2017	Feb. 28, 2017	Jan. 27, 2017	Apr. 30, 2015	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Jan. 31, 2017	Feb. 28, 2015	May 31, 2014	Feb. 28, 2014	Feb. 28, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued		140,000				331,293	140,000	140,000		140,000			563,910	563,910	840,000	840,000			37,594
Warrants exercise price (in dollars per share)		$ 5.90				$ 1.393	$ 5.90	$ 5.90		$ 5.90			$ 2.66	$ 2.66			$ 1.393		$ 2.66
Proceeds from issuance of warrants													$ 100	$ 100
Stock dividends										$ 841
Five investors [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued							272,000	272,000		272,000
Warrants exercise price (in dollars per share)							$ 5.90	$ 5.90		$ 5.90
Four investors [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued		140,000
Warrants exercise price (in dollars per share)		$ 5.90
Exercise Price One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued																420,000
Warrants exercise price (in dollars per share)																$ 3.00
Exercise Price Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued																420,000
Warrants exercise price (in dollars per share)																$ 6.00
Warrant Amendment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued							840,000	840,000		840,000
Amendment 1 [Member] | Exercise Price One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued				420,000	420,000
Warrants exercise price (in dollars per share)				$ 3.00	$ 3.00
Amendment 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued																		37,594
Amendment 2 [Member] | Exercise Price Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued				420,000	420,000
Warrants exercise price (in dollars per share)				$ 6.00	$ 6.00
Series C Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of conversion shares issued						603,769						683,651
Debt principal payment						$ 1,500
Debt accrued interest						$ 106
Warrants Expiration Period Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants expiration period				Feb. 10, 2019	Feb. 10, 2019
Warrants Expiration Period Two [Member] | Exercise Price One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued				140,000	140,000
Warrants exercise price (in dollars per share)				$ 3.00	$ 3.00
Warrants Expiration Period Two [Member] | Exercise Price Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued				140,000	140,000
Warrants exercise price (in dollars per share)				$ 6.00	$ 6.00
Warrants Expiration Period One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants expiration period				Jan. 29, 2019	Jan. 29, 2019
Warrants Expiration Period One [Member] | Exercise Price One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued				266,667	266,667
Warrants exercise price (in dollars per share)				$ 3.00	$ 3.00
Warrants Expiration Period One [Member] | Exercise Price Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued				266,667	266,667
Warrants exercise price (in dollars per share)				$ 6.00	$ 6.00
Warrants Expiration Period Three [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants expiration period				Feb. 23, 2019	Feb. 23, 2019
Warrants Expiration Period Three [Member] | Exercise Price One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued				13,333	13,333
Warrants exercise price (in dollars per share)				$ 3.00	$ 3.00
Warrants Expiration Period Three [Member] | Exercise Price Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued				13,333	13,333
Warrants exercise price (in dollars per share)				$ 6.00	$ 6.00
Bridge Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from short-term debt	$ 1,030	$ 350	$ 350							$ 350
Bridge Loan [Member] | Five investors [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued							272,000	272,000		272,000
Proceeds from short-term debt							$ 680			$ 350
Convertible Promissory Note Agreement [Member] | Four investors [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from short-term debt		$ 350